IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Schedule of Total Credit Risk Exposures
Total credit exposures at default by type and industry sector, as at October 31, 2025 and 2024, based on the Basel III classifications, are disclosed in the table below.
TABLE 33

(Canadian $ in millions)	Drawn (3) (7)		Commitments (undrawn) (3) (8)		Other off-balance sheet items (3) (9)		OTC derivatives (4) (10)		Repo-style transactions (4) (5) (11)		Total (1)
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Individual	293,947	287,741	66,867	65,568	–	–	–	–	–	–	360,814	353,309
Financial institutions	79,224	105,378	22,460	20,484	5,750	7,447	26,790	27,393	18,756	17,712	152,980	178,414
Governments	259,618	230,353	3,137	3,024	1,663	1,760	8,631	4,481	2,426	1,070	275,475	240,688
Manufacturing	34,540	33,561	15,840	15,555	1,726	1,696	1,182	1,049	–	–	53,288	51,861
Real estate	72,516	66,650	10,750	8,632	1,265	1,234	520	412	–	–	85,051	76,928
Retail trade	29,470	30,595	4,258	4,262	855	645	158	152	–	–	34,741	35,654
Service industries	59,153	54,433	14,793	13,830	2,674	3,192	1,334	990	–	–	77,954	72,445
Wholesale trade	22,848	21,868	7,328	7,212	706	670	306	268	–	–	31,188	30,018
Oil and gas	3,479	3,180	3,064	3,010	510	623	677	610	–	–	7,730	7,423
Utilities	7,141	10,068	11,840	9,304	4,446	3,799	2,344	2,444	–	–	25,771	25,615
Others (2)	55,231	54,173	21,482	19,247	4,753	4,343	3,106	2,306	–	–	84,572	80,069
Total exposure at default (6)	917,167	898,000	181,819	170,128	24,348	25,409	45,048	40,105	21,182	18,782	1,189,564	1,152,424

(1)	Credit exposure excluding equity, securitization and other assets, such as non-significant investments, goodwill, deferred tax assets and intangibles.
(2)	Includes remaining industries that individually comprise less than 2% of total exposures.
(3)	Represents gross credit exposures without accounting for collateral.
(4)	Credit exposure at default is inclusive of collateral.
(5)
Repo-style transactions include repos, reverse repos and securities lending transactions, which represent both asset and liability exposures. The impact of collateral on the credit exposure for repo-style transactions is
$
332,756 million ($270,482 million in fiscal 2024).

(6)	Excludes exposures arising from derivative and repo-style transactions that are cleared through a clearing house or a central counterparty totalling $8,137 million ($7,086 million in fiscal 2024).
(7)	Drawn exposures include loans, acceptances, deposits with regulated financial institutions and certain securities.
(8)
Undrawn commitments cover unutilized authorizations associated with the drawn exposures noted above, including any authorizations that are unconditionally cancellable. EAD for undrawn commitments is model-generated, based on internal empirical data.

(9)	Other off-balance sheet exposures include items such as guarantees, standby letters of credit and documentary credits.
(10)	Over-the-counter (OTC) derivatives are those in proprietary accounts that result in exposure to credit risk in addition to market risk. EAD for OTC derivatives is calculated inclusive of collateral.
(11)	EAD for repo-style transactions is the calculated exposure, net of collateral.
Credit Risk Rating Systems
BMO’s credit risk rating systems are designed to assess and measure the risk of exposure.
Credit risk parameters for both the wholesale and retail models are monitored for performance on a quarterly basis, and reviewed or revalidated regularly.
Refer to the Model Risk section for a discussion of model risk mitigation processes.

Summary Total Trading Value at Risk (VaR) Summary
Total Trading Value at Risk (VaR) Summary
(1)
TABLE 43

As at or for the year ended October 31 (Pre-tax Canadian $ equivalent in millions)	2025				2024
	Year-end	Average	High	Low	Year-end	Average	High	Low
Commodity VaR	8.2	8.0	16.1	2.0	2.1	3.8	5.4	2.0
Equity VaR	12.8	20.1	35.7	11.7	24.0	16.1	24.0	8.1
Foreign exchange VaR	0.8	1.8	5.1	0.8	1.0	1.2	2.9	0.4
Interest rate VaR (2)	30.0	28.2	41.9	21.4	23.0	30.8	44.7	22.1
Diversification	(25.9)	(21.1)	nm	nm	(17.6)	(19.7)	nm	nm
Total Trading VaR	25.9	37.0	48.1	25.9	32.5	32.2	45.5	23.1

(1)	One-day measure using a 99% confidence interval. Gains are presented in brackets and losses are presented as positive numbers.
(2)	Interest rate VaR includes general credit spread risk.
nm – not meaningful

Structural Interest Rate Sensitivity
Structural
Interest Rate Sensitivity
(1) (2)

	Economic value sensitivity				Earnings sensitivity
(Pre-tax Canadian $ equivalent in millions)	October 31, 2025			October 31, 2024	October 31, 2025			October 31, 2024
	Canada (3)	United States	Total	Total	Canada (3)	United States	Total	Total
100 basis point increase	(986)	(750)	(1,736)	(1,483)	104	252	357	367
100 basis point decrease	983	80	1,063	660	(26)	(296)	(322)	(210)

(1)	Losses are presented in brackets and gains are presented as positive numbers.
(2)	Interest rate sensitivities assume an immediate and sustained parallel shift in assumed interest rates across the entire yield curve as at the end of the period, using a constant balance sheet.
(3)	Includes Canadian dollar and other currencies.

Summary of Remaining Contractual Maturity

										2025
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No specific maturity	Total
Assets
Cash and cash equivalents	65,232	–	–	–	–	–	–	–	2,252	67,484
Interest bearing deposits with banks	2,461	328	47	2	–	–	–	–	–	2,838
Securities	4,613	5,026	7,358	6,635	11,121	43,792	84,041	190,809	70,081	423,476
Securities borrowed or purchased under resale agreements	105,268	15,571	6,399	1,880	303	–	–	–	–	129,421
Loans (1)
Residential mortgages	2,596	6,037	10,583	14,475	13,025	46,764	66,853	35,365	335	196,033
Consumer instalment and other personal	691	1,584	3,079	4,292	3,376	12,991	20,184	19,079	27,465	92,741
Credit cards	–	–	–	–	–	–	–	–	12,649	12,649
Business and government	11,283	14,430	18,395	23,398	20,399	61,935	98,451	36,768	95,729	380,788
Allowance for credit losses	–	–	–	–	–	–	–	–	(5,050)	(5,050)
Total loans, net of allowance	14,570	22,051	32,057	42,165	36,800	121,690	185,488	91,212	131,128	677,161
Other assets
Derivative instruments	6,336	10,429	5,146	4,122	3,997	7,688	10,420	9,013	–	57,151
Customers’ liability under acceptances	711	–	–	–	–	–	–	–	–	711
Receivable from brokers, dealers and clients	43,167	–	–	–	–	–	–	–	–	43,167
Other	3,752	1,155	455	26	8	15	14	7,990	61,978	75,393
Total other assets	53,966	11,584	5,601	4,148	4,005	7,703	10,434	17,003	61,978	176,422
Total assets	246,110	54,560	51,462	54,830	52,229	173,185	279,963	299,024	265,439	1,476,802

										2025
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No specific maturity	Total
Liabilities and Equity
Deposits (2) (3)	37,399	65,186	66,458	58,424	49,572	55,403	68,983	29,023	545,754	976,202
Other liabilities
Derivative instruments	5,789	9,844	6,317	4,517	4,264	7,180	10,924	9,894	–	58,729
Acceptances	711	–	–	–	–	–	–	–	–	711
Securities sold but not yet purchased (4)	54,876	–	–	–	–	–	–	–	–	54,876
Securities lent or sold under repurchase agreements (4)	113,549	17,158	762	–	–	3,498	–	–	–	134,967
Securitization and structured entities’ liabilities	1	2,375	200	481	1,377	2,980	10,287	33,861	–	51,562
Insurance-related liabilities	90	82	21	23	33	91	220	745	19,131	20,436
Payable to brokers, dealers and clients	45,170	–	–	–	–	–	–	–	–	45,170
Other	11,733	5,244	222	339	120	2,567	2,784	2,659	11,881	37,549
Total other liabilities	231,919	34,703	7,522	5,360	5,794	16,316	24,215	47,159	31,012	404,000
Subordinated debt	–	25	–	–	–	–	25	8,450	–	8,500
Total equity	–	–	–	–	–	–	–	–	88,100	88,100
Total liabilities and equity	269,318	99,914	73,980	63,784	55,366	71,719	93,223	84,632	664,866	1,476,802

(1)	Loans receivable on demand have been included under no specific maturity.
(2)	Deposits payable on demand and payable after notice have been included under no specific maturity.
(3)
Deposits totalling $
27,819
million as at October 31, 2025 have a fixed maturity date; however, they can be redeemed early (either fully or partially) by customers without penalty. These are classified as payable on a fixed date due to their stated contractual maturity date.

(4)	These are presented based on their earliest maturity date.

										2025
(Canadian $ in millions )	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No specific maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	2,889	4,405	10,029	15,588	22,066	55,191	130,267	6,417	–	246,852
Letters of credit (2)	2,372	5,167	6,192	5,787	5,982	2,530	3,807	76	–	31,913
Backstop liquidity facilities	429	72	–	2,304	2,845	4,543	7,804	361	–	18,358
Other commitments (3)	59	92	154	144	136	444	805	256	–	2,090

(1)
Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at BMO’s discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(2)	Letters of credit can be drawn down at any time. These are classified based on their stated contractual maturity.
(3)	Other commitments comprise purchase obligations and lease commitments for leases signed but not yet commenced.

										2024
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No specific maturity	Total
Assets
Cash and cash equivalents	62,827	–	–	–	–	–	–	–	2,271	65,098
Interest bearing deposits with banks	2,513	628	481	18	–	–	–	–	–	3,640
Securities	6,787	14,011	7,840	6,707	9,720	21,264	84,775	172,886	72,890	396,880
Securities borrowed or purchased under resale agreements	85,185	16,803	5,701	2,330	888	–	–	–	–	110,907
Loans (1)
Residential mortgages	1,683	3,284	6,413	6,653	9,252	52,489	77,867	33,227	212	191,080
Consumer instalment and other personal	581	974	1,703	1,827	2,671	14,815	24,595	18,830	26,691	92,687
Credit cards	–	–	–	–	–	–	–	–	13,612	13,612
Business and government	8,647	14,418	16,461	19,448	21,828	63,613	105,740	32,444	102,394	384,993
Allowance for credit losses	–	–	–	–	–	–	–	–	(4,356)	(4,356)
Total loans, net of allowance	10,911	18,676	24,577	27,928	33,751	130,917	208,202	84,501	138,553	678,016
Other assets
Derivative instruments	5,573	7,996	7,211	2,482	1,660	6,365	8,374	7,592	–	47,253
Customers’ liability under acceptances	359	–	–	–	–	–	–	–	–	359
Receivable from brokers, dealers and clients	31,916	–	–	–	–	–	–	–	–	31,916
Other	3,847	1,012	948	31	14	13	13	7,717	61,983	75,578
Total other assets	41,695	9,008	8,159	2,513	1,674	6,378	8,387	15,309	61,983	155,106
Total assets	209,918	59,126	46,758	39,496	46,033	158,559	301,364	272,696	275,697	1,409,647

										2024
(Canadian $ in millions )	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No specific maturity	Total
Liabilities and Equity
Deposits (2) (3)	47,637	74,759	69,479	68,110	48,835	51,789	87,297	25,602	508,932	982,440
Other liabilities
Derivative instruments	6,769	10,541	10,828	3,311	2,160	6,470	9,112	9,112	–	58,303
Acceptances	359	–	–	–	–	–	–	–	–	359
Securities sold but not yet purchased (4)	35,030	–	–	–	–	–	–	–	–	35,030
Securities lent or sold under repurchase agreements (4)	99,364	7,777	721	106	1,016	1,807	–	–	–	110,791
Securitization and structured entities’ liabilities	44	981	1,072	2,183	152	4,353	9,913	21,466	–	40,164
Insurance-related liabilities	93	89	18	18	30	83	195	701	17,543	18,770
Payable to brokers, dealers and clients	34,407	–	–	–	–	–	–	–	–	34,407
Other	12,409	2,968	805	144	1,611	2,492	4,058	2,799	9,434	36,720
Total other liabilities	188,475	22,356	13,444	5,762	4,969	15,205	23,278	34,078	26,977	334,544
Subordinated debt	–	–	–	–	–	25	25	8,327	–	8,377
Total equity	–	–	–	–	–	–	–	–	84,286	84,286
Total liabilities and equity	236,112	97,115	82,923	73,872	53,804	67,019	110,600	68,007	620,195	1,409,647

(1)	Loans receivable on demand have been included under no specific maturity.
(2)	Deposits payable on demand and payable after notice have been included under no specific maturity.
(3)
Deposits totalling $
29,136
 million as at October 31, 2024 have a fixed maturity date; however, they can be redeemed early (either fully or partially) by customers without penalty. These are classified as payable on a fixed date due to their stated contractual maturity date.

(4)	These are presented based on their earliest maturity date.

										2024
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No specific maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	3,720	5,220	10,229	16,052	16,284	47,054	130,664	7,048	–	236,271
Letters of credit (2)	2,109	5,235	6,113	6,761	6,163	2,310	3,689	36	–	32,416
Backstop liquidity facilities	283	213	213	3,408	1,132	3,047	9,110	818	–	18,224
Other commitments (3)	30	78	94	87	187	399	486	98	–	1,459

(1)
Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at BMO’s discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(2)	Letters of credit can be drawn down at any time. These are classified based on their stated contractual maturity.
(3)	Other commitments comprise purchase obligations and lease commitments for leases signed but not yet commenced.